Schedule H, Line 4i - Schedule of Assets	12 Months Ended
Apr. 30, 2026
EBP 044
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held for Investment
DARDEN SAVINGS PLAN
(Plan Number 044, Sponsor EIN 59-3305930)
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
April 30, 2026

Issuer	Face amount or number of units	Current value
Darden Common Stock*	1,774,972	$355,988,384

Short-term investments
AllSpring Government Money Market Fund*	6,745,577	$6,745,577
Total	6,745,577	6,745,577

Mutual funds
John Hancock Bond Trust Fund	235,465	$3,190,547
Vanguard Institutional Index Fund	410,174	236,859,363
BlackRock Advantage Small Cap Core Fund	2,435,436	56,185,502
Vanguard Total Bond Market Index Fund	2,565,111	24,778,974
Vanguard Extended Market Index I Fund	326,094	55,967,587
Vanguard Total International Stock Index Fund	102,720	18,305,803
Total	6,075,000	395,287,776

Common collective trusts
Invesco Stable Value Trust	54,754,278	$53,161,083
TS&W International Large Cap Equity M Fund	2,857,081	39,793,430
Vanguard Target Retirement 2070 Fund	360,856	11,475,222
Vanguard Target Retirement 2065 Fund	760,842	39,700,730
Vanguard Target Retirement 2060 Fund	885,571	75,140,692
Vanguard Target Retirement 2055 Fund	754,890	121,869,405
Vanguard Target Retirement 2050 Fund	1,180,993	156,257,194
Vanguard Target Retirement 2045 Fund	1,389,500	176,952,762
Vanguard Target Retirement 2040 Fund	1,049,914	126,367,668
Vanguard Target Retirement 2035 Fund	1,221,365	135,034,168
Vanguard Target Retirement 2030 Fund	763,513	78,145,556
Vanguard Target Retirement 2025 Fund	593,945	56,787,111
Vanguard Target Retirement 2020 Fund	190,258	16,620,923
Vanguard Institutional Target Retirement Income Fund	165,642	12,872,017
Total	66,928,648	$1,100,177,961

Notes receivable from Participants* outstanding – interest rates ranging from 4.25% – 9.50% with varying maturities	6,442	37,666,732
Total		$1,895,866,430

*	Party-in-interest